UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 2460

Fidelity Union Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2004

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Export and Multinational Fund

November 30, 2004

EXF-QTLY-0105

1.810713.100

Investments November 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 5.3%
Internet & Catalog Retail - 0.4%
Amazon.com, Inc. (a)	145,100	$ 5,758
Media - 1.8%
Emmis Communications Corp. Class A (a)	53,944	997
Lamar Advertising Co. Class A (a)	131,900	5,202
News Corp. Class B	412,200	7,457
Univision Communications, Inc. Class A (a)	503,600	15,158
		28,814
Specialty Retail - 3.1%
Aeropostale, Inc. (a)	222,760	6,349
Home Depot, Inc.	984,500	41,103
		47,452
TOTAL CONSUMER DISCRETIONARY		82,024
CONSUMER STAPLES - 2.2%
Food Products - 0.3%
Bunge Ltd.	96,400	5,082
Household Products - 1.4%
Colgate-Palmolive Co.	189,300	8,706
Procter & Gamble Co.	238,600	12,760
		21,466
Personal Products - 0.5%
Estee Lauder Companies, Inc. Class A	167,840	7,325
TOTAL CONSUMER STAPLES		33,873
ENERGY - 9.4%
Energy Equipment & Services - 6.1%
BJ Services Co.	100,200	5,077
Cooper Cameron Corp. (a)	114,200	5,960
Grant Prideco, Inc. (a)	344,600	7,426
Halliburton Co.	392,500	16,230
Nabors Industries Ltd. (a)	138,400	7,197
National-Oilwell, Inc. (a)	229,700	8,315
Noble Corp. (a)	182,500	8,842
Pride International, Inc. (a)	257,200	5,031
Schlumberger Ltd. (NY Shares)	168,900	11,085
Smith International, Inc. (a)	127,600	7,729
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Varco International, Inc. (a)	257,750	$ 7,665
Weatherford International Ltd. (a)	80,150	4,278
		94,835
Oil & Gas - 3.3%
Apache Corp.	191,270	10,340
BP PLC sponsored ADR	72,100	4,423
Burlington Resources, Inc.	136,100	6,316
Occidental Petroleum Corp.	223,020	13,428
Total SA sponsored ADR	64,140	7,030
Valero Energy Corp.	198,500	9,288
		50,825
TOTAL ENERGY		145,660
FINANCIALS - 27.2%
Capital Markets - 7.5%
E*TRADE Financial Corp. (a)	453,800	6,290
Goldman Sachs Group, Inc.	335,360	35,132
Lehman Brothers Holdings, Inc.	112,300	9,408
Merrill Lynch & Co., Inc.	328,800	18,317
Morgan Stanley	680,290	34,525
UBS AG (NY Shares)	151,300	12,255
		115,927
Consumer Finance - 1.2%
MBNA Corp.	710,900	18,882
Insurance - 17.5%
ACE Ltd.	1,038,580	41,979
AMBAC Financial Group, Inc.	451,400	36,712
American International Group, Inc.	1,477,240	93,581
Hartford Financial Services Group, Inc.	316,680	20,268
PartnerRe Ltd.	217,300	13,303
W.R. Berkley Corp.	672,300	30,489
XL Capital Ltd. Class A	446,255	33,630
		269,962
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Thrifts & Mortgage Finance - 1.0%
Fannie Mae	69,340	$ 4,764
Golden West Financial Corp., Delaware	88,800	10,589
		15,353
TOTAL FINANCIALS		420,124
HEALTH CARE - 13.9%
Biotechnology - 1.9%
Cephalon, Inc. (a)	120,000	5,704
Genentech, Inc. (a)	393,700	18,996
Millennium Pharmaceuticals, Inc. (a)	179,900	2,270
OSI Pharmaceuticals, Inc. (a)	56,900	2,707
		29,677
Health Care Equipment & Supplies - 1.7%
Kinetic Concepts, Inc.	103,700	6,577
Medtronic, Inc.	399,500	19,196
		25,773
Health Care Providers & Services - 5.7%
American Healthways, Inc. (a)	142,700	4,759
Humana, Inc. (a)	355,300	8,819
PacifiCare Health Systems, Inc. (a)	128,600	6,224
Pediatrix Medical Group, Inc. (a)	130,950	8,158
UnitedHealth Group, Inc.	731,930	60,640
		88,600
Pharmaceuticals - 4.6%
Barr Pharmaceuticals, Inc. (a)	338,300	13,211
Pfizer, Inc.	1,504,767	41,787
Wyeth	381,250	15,200
		70,198
TOTAL HEALTH CARE		214,248
INDUSTRIALS - 12.0%
Aerospace & Defense - 2.1%
Embraer - Empresa Brasileira de Aeronautica SA sponsored ADR	102,150	2,857
Honeywell International, Inc.	822,150	29,047
		31,904
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - 6.9%
Apollo Group, Inc. Class A (a)	431,660	$ 34,403
Bright Horizons Family Solutions, Inc. (a)	128,821	8,084
Cintas Corp.	398,100	17,803
Education Management Corp. (a)	176,900	5,862
Robert Half International, Inc.	1,500,830	40,567
		106,719
Construction & Engineering - 1.2%
Chicago Bridge & Iron Co. NV (NY Shares)	313,100	12,117
Fluor Corp.	143,000	7,422
		19,539
Industrial Conglomerates - 1.8%
Tyco International Ltd.	822,900	27,954
TOTAL INDUSTRIALS		186,116
INFORMATION TECHNOLOGY - 22.1%
Communications Equipment - 1.5%
Cisco Systems, Inc. (a)	871,100	16,298
Juniper Networks, Inc. (a)	265,200	7,301
		23,599
Computers & Peripherals - 4.1%
Dell, Inc. (a)	981,045	39,752
Diebold, Inc.	101,900	5,421
EMC Corp. (a)	898,700	12,061
QLogic Corp. (a)	173,300	5,960
		63,194
Electronic Equipment & Instruments - 2.3%
Amphenol Corp. Class A (a)	275,500	9,673
CDW Corp.	185,040	12,161
Flextronics International Ltd. (a)	547,000	7,849
National Instruments Corp.	187,650	5,367
		35,050
Internet Software & Services - 0.9%
Google, Inc. Class A	73,200	13,396
IT Services - 0.9%
Affiliated Computer Services, Inc. Class A (a)	235,900	13,961
Office Electronics - 0.3%
Zebra Technologies Corp. Class A (a)	98,600	4,958
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 6.2%
Analog Devices, Inc.	315,140	$ 11,644
Axcelis Technologies, Inc. (a)	373,500	2,727
FormFactor, Inc. (a)	217,600	5,246
Intel Corp.	1,654,600	36,980
KLA-Tencor Corp. (a)	346,600	15,618
Marvell Technology Group Ltd. (a)	328,860	10,543
National Semiconductor Corp. (a)	609,400	9,421
Teradyne, Inc. (a)	232,400	3,965
		96,144
Software - 5.9%
BEA Systems, Inc. (a)	521,400	4,213
Concur Technologies, Inc. (a)	527,722	4,961
Microsoft Corp.	2,485,210	66,628
Oracle Corp. (a)	1,255,500	15,895
		91,697
TOTAL INFORMATION TECHNOLOGY		341,999
MATERIALS - 5.6%
Chemicals - 2.5%
Dow Chemical Co.	375,900	18,972
Lyondell Chemical Co.	272,400	7,644
Millennium Chemicals, Inc. (a)	248,900	6,616
Olin Corp.	213,100	4,835
		38,067
Metals & Mining - 3.1%
Alcoa, Inc.	440,900	14,982
Gerdau SA sponsored ADR	218,000	3,968
Inmet Mining Corp. (a)	164,200	2,780
Nucor Corp.	215,900	11,421
Rio Tinto PLC sponsored ADR	97,250	11,436
Usinas Siderurgicas de Minas Gerais SA (Usiminas) (PN-A)	180,300	3,629
		48,216
TOTAL MATERIALS		86,283
TOTAL COMMON STOCKS (Cost $1,335,056)		1,510,327
Money Market Funds - 1.7%
	Shares	Value (000s)
Fidelity Cash Central Fund, 1.98% (b)	24,949,754	$ 24,950
Fidelity Securities Lending Cash Central Fund, 2% (b)(c)	1,645,875	1,646
TOTAL MONEY MARKET FUNDS (Cost $26,596)		26,596
TOTAL INVESTMENT PORTFOLIO - 99.4% (Cost $1,361,652)		1,536,923
NET OTHER ASSETS - 0.6%		8,555
NET ASSETS - 100%		$ 1,545,478
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
Income Tax Information

At November 30, 2004, the aggregate cost of investment securities for income tax purposes was $1,365,478,000. Net unrealized appreciation aggregated $171,445,000, of which $216,280,000 related to appreciated investment securities and $44,835,000 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Spartan ® Arizona Municipal

Income Fund

November 30, 2004

AZI-QTLY-0105

1.810709.100

Investments November 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.7%
	Principal Amount	Value
Arizona - 86.5%
Arizona Health Facilities Auth. Rev. (Catholic Health Care West Proj.) Series A, 6.125% 7/1/09	$ 550,000	$ 586,850
Arizona Pwr. Auth. Pwr. Resource Rev. (Hoover Uprating Proj.) 5% 10/1/09	1,160,000	1,265,142
Arizona School Facilities Board Ctfs. of Prtn. Series C, 5% 9/1/11 (FSA Insured) (a)	1,060,000	1,161,400
Arizona School Facilities Board State School Impt. Rev.:
5.25% 7/1/18	1,000,000	1,085,750
5.25% 7/1/20	1,500,000	1,620,465
Arizona State Univ. Revs.:
5.25% 7/1/09 (FSA Insured)	1,260,000	1,388,898
5.5% 7/1/17 (FGIC Insured)	2,540,000	2,821,915
5.5% 7/1/21 (FGIC Insured)	1,150,000	1,265,713
5.75% 7/1/27 (FGIC Insured)	1,500,000	1,657,890
Arizona Student Ln. Acquisition Auth. Student Ln. Rev. Sub Series B1, 6.15% 5/1/29 (c)	500,000	525,480
Arizona Trans. Board Hwy. Rev.:
Series B, 5.25% 7/1/19	2,500,000	2,712,675
5.25% 7/1/13	1,500,000	1,650,225
Arizona Wtr. Infrastructure Fin. Auth. Rev. (Wtr. Quality Proj.) Series A, 5.375% 10/1/11	2,000,000	2,250,460
Central Arizona Wtr. Conservation District Contract Rev. (Central Arizona Proj.) Series A:
5.5% 11/1/09	1,000,000	1,112,380
5.5% 11/1/10	375,000	417,686
Chandler Gen. Oblig.:
5.7% 7/1/15	75,000	83,951
6.25% 7/1/10	500,000	569,455
6.5% 7/1/10 (MBIA Insured)	200,000	234,580
6.5% 7/1/11 (MBIA Insured)	225,000	267,253
Gilbert Wtr. Resources Muni. Property Corp. Wastewtr. Sys. & Util. Rev. 4.9% 4/1/19 (a)	1,000,000	985,770
Maricopa County Hosp. Rev. (Sun Health Corp. Proj.) 6.125% 4/1/18	300,000	312,789
Maricopa County Indl. Dev. Auth. Health Facilities Rev. (Catholic Health Care West Proj.) Series 1998 A, 5% 7/1/16	730,000	742,038
Maricopa County Indl. Dev. Auth. Hosp. Facilities Rev. (Mayo Clinic Hosp. Proj.) 5.25% 11/15/37	1,000,000	1,014,630
Maricopa County School District #28 Kyrene Elementary Series C:
0% 7/1/07 (FGIC Insured)	955,000	891,884
0% 1/1/10 (FGIC Insured)	1,425,000	1,197,200
Municipal Bonds - continued
	Principal Amount	Value
Arizona - continued
Maricopa County Unified School District #48 Scottsdale 7.4% 7/1/10	$ 1,000,000	$ 1,211,250
Maricopa County Unified School District #80 Chandler:
(2002 Proj.) Series A, 5% 7/1/17 (FSA Insured)	500,000	535,990
6.25% 7/1/11 (Escrowed to Maturity) (d)	405,000	476,685
Mesa Indl. Dev. Auth. Rev. (Discovery Health Sys. Proj.) Series A:
5.375% 1/1/14 (MBIA Insured)	500,000	542,585
5.625% 1/1/29 (MBIA Insured)	585,000	623,154
Mesa Street & Hwy. Rev. 6.5% 7/1/11 (FSA Insured)	1,500,000	1,781,685
Mesa Util. Sys. Rev. 5.75% 7/1/14 (FGIC Insured)	1,000,000	1,159,650
Northern Arizona Univ. Sys. Rev.:
5.5% 6/1/23 (FGIC Insured)	530,000	584,362
5.5% 6/1/26 (FGIC Insured)	1,305,000	1,415,429
Phoenix Arpt. Rev. Series D, 6.4% 7/1/12 (MBIA Insured) (c)	810,000	829,254
Phoenix Civic Impt. Board Arpt. Rev. Series B, 5.25% 7/1/27 (FGIC Insured) (c)	1,000,000	1,031,500
Phoenix Civic Impt. Corp. Arpt. Excise Tax Rev. 5.25% 7/1/09 (c)	400,000	431,072
Phoenix Civic Impt. Corp. Excise Tax Rev. (Muni. Courthouse Proj.) Series A:
5.375% 7/1/29	560,000	590,078
5.5% 7/1/11	200,000	222,434
5.75% 7/1/15	675,000	753,341
Phoenix Civic Impt. Corp. Muni. Facilities Excise Tax Rev.:
5.75% 7/1/10 (FGIC Insured)	340,000	385,815
5.75% 7/1/12 (FGIC Insured)	1,250,000	1,417,088
5.75% 7/1/14 (FGIC Insured)	1,000,000	1,124,400
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev.:
5% 7/1/29 (MBIA Insured) (a)	770,000	779,895
5.7% 7/1/09 (FGIC Insured)	1,275,000	1,429,887
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2001, 5.5% 7/1/24 (FGIC Insured)	1,000,000	1,140,480
Phoenix Gen. Oblig.:
Series 1995 A, 6% 7/1/11	1,485,000	1,719,348
Series A, 6.25% 7/1/17	1,000,000	1,223,990
Series B, 5.375% 7/1/20	1,000,000	1,098,690
Phoenix Indl. Dev. Auth. Single Family Mtg. Rev. 0% 12/1/14 (Escrowed to Maturity) (d)	1,250,000	826,700
Phoenix Street & Hwy. User Rev. 6.25% 7/1/11 (MBIA Insured)	35,000	35,957
Municipal Bonds - continued
	Principal Amount	Value
Arizona - continued
Pima County Indl. Dev. Auth. Rev. (HealthPartners Proj.) Series A, 5.625% 4/1/14 (MBIA Insured)	$ 200,000	$ 216,008
Pima County Unified School District #1 Tucson:
7.5% 7/1/08 (FGIC Insured)	1,000,000	1,163,740
7.5% 7/1/10 (FGIC Insured)	250,000	305,938
Salt River Proj. Agric. Impt. & Pwr. District Elec. Sys. Rev.:
Series A:
5.25% 1/1/18	1,000,000	1,085,200
5.25% 1/1/19	1,615,000	1,746,364
Series B:
5% 1/1/20	1,500,000	1,585,650
5% 1/1/21	255,000	268,308
Scottsdale Gen. Oblig.:
(1999 & 2000 Projs.) 5% 7/1/21	1,000,000	1,051,810
5.5% 7/1/09	100,000	111,295
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Health Care Proj.) 5.8% 12/1/31	250,000	260,208
Scottsdale Wtr. & Swr. Rev. (1989 Proj.) Series E, 7% 7/1/07	150,000	167,304
Tempe Gen. Oblig.:
Series 2001 A, 6% 7/1/10	600,000	687,822
5% 7/1/19	1,680,000	1,784,614
5.5% 7/1/17	1,035,000	1,160,991
Tempe Union High School District #213 7% 7/1/08 (FGIC Insured)	310,000	356,649
Tucson Gen. Oblig. Series A, 6% 7/1/13	800,000	939,296
Tucson Street & Hwy. User Rev.:
Series 1994 B, 7.5% 7/1/11 (MBIA Insured)	1,015,000	1,265,177
Series 1994 C, 7% 7/1/11 (FGIC Insured)	500,000	608,570
Series A, 7% 7/1/11 (MBIA Insured)	300,000	365,142
6% 7/1/10 (MBIA Insured)	400,000	458,988
Tucson Wtr. Rev.:
Series 1994 C, 6.75% 7/1/07 (FGIC Insured)	200,000	221,882
5.5% 7/1/14	425,000	483,272
Univ. Med. Ctr. Corp. Hosp. Rev. 5.25% 7/1/15	1,000,000	1,055,410
Univ. of Arizona Ctfs. of Prtn. (Univ. of Arizona Parking & Student Hsg. Proj.) 5.75% 6/1/24 (AMBAC Insured)	500,000	548,620
Univ. of Arizona Univ. Revs.:
5.25% 6/1/11 (FSA Insured)	1,000,000	1,113,150
5.25% 6/1/13 (FSA Insured)	500,000	539,815
Municipal Bonds - continued
	Principal Amount	Value
Arizona - continued
Yavapai County Indl. Dev. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 4.625%, tender 6/1/05 (b)(c)	$ 500,000	$ 503,345
Yuma County Hosp. District #1 6.35% 11/15/07 (Escrowed to Maturity) (d)	265,000	279,164
		71,526,930
Puerto Rico - 12.2%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev.:
Series 1996 Y, 5% 7/1/36 (FSA Insured)	1,000,000	1,029,220
Series Y, 5.5% 7/1/36 (FSA Insured)	500,000	546,135
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev.:
Series 1998, 5.75% 7/1/22 (CIFG North America Insured)	700,000	790,566
Series 2000 C, 6% 7/1/29	500,000	548,285
Series D, 5.25% 7/1/38	1,000,000	1,022,530
5.75% 7/1/19 (FGIC Insured)	700,000	797,125
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2000 A:
5.5% 10/1/32 (Escrowed to Maturity) (d)	2,675,000	2,903,841
5.5% 10/1/40 (Escrowed to Maturity) (d)	2,195,000	2,373,256
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Series QQ, 5.5% 7/1/18 (XL Cap. Assurance, Inc. Insured) (a)	100,000	112,768
		10,123,726
TOTAL INVESTMENT PORTFOLIO - 98.7% (Cost $78,770,109)	81,650,656
NET OTHER ASSETS - 1.3%	1,060,206
NET ASSETS - 100%	$ 82,710,862
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Security collateralized by an amount sufficient to pay interest and principal.
Income Tax Information

At November 30, 2004, the aggregate cost of investment securities for income tax purposes was $78,747,993. Net unrealized appreciation aggregated $2,902,663, of which $3,100,022 related to appreciated investment securities and $197,359 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Spartan ® Maryland Municipal

Income Fund

November 30, 2004

SMD-QTLY-0105

1.810710.100

Investments November 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.6%
	Principal Amount	Value
Maryland - 86.5%
Anne Arundel County Gen. Oblig. 5.375% 3/1/15	$ 2,000,000	$ 2,221,800
Baltimore Board of School Commissioners School Sys. Rev. 5% 5/1/11	2,545,000	2,797,719
Baltimore County Ctfs. Prtn. (Equip. Acquisition Prog.) 5% 6/1/13 (MBIA Insured)	1,500,000	1,644,465
Baltimore County Gen. Oblig.:
5% 8/1/15	2,385,000	2,622,618
5.25% 9/1/11	2,000,000	2,244,280
5.25% 8/1/19 (Pre-Refunded to 8/1/12 @ 100) (c)	2,000,000	2,247,620
Baltimore Gen. Oblig. (Consolidated Pub. Impt. Proj.) Series A:
0% 10/15/06 (FGIC Insured)	2,000,000	1,843,780
7% 10/15/09 (MBIA Insured)	1,000,000	1,186,300
Baltimore Port Facilities Rev. (Consolidated Coal Sales Co. Proj.) 6.5% 12/1/10	2,000,000	2,098,740
Baltimore Proj. Rev.:
(Wastewtr. Projs.) Series A:
5.125% 7/1/42 (FGIC Insured)	2,315,000	2,365,189
5.2% 7/1/32 (FGIC Insured)	250,000	260,308
(Wtr. Projs.) Series A:
5% 7/1/24 (Escrowed to Maturity) (c)	730,000	781,815
5% 7/1/24 (FGIC Insured)	370,000	397,909
Carroll County Gen. Oblig. 5% 11/1/11	500,000	553,105
Howard County Gen. Oblig.:
Series 2003 A, 5% 8/15/17 (Pre-Refunded to 8/15/12 @ 100) (c)	1,000,000	1,107,540
Series 2004 A, 5% 8/15/14	1,000,000	1,110,260
Series A:
5.25% 8/15/14	2,395,000	2,649,948
5.25% 8/15/14 (Pre-Refunded to 2/15/12 @ 100) (c)	605,000	677,969
Maryland Cmnty. Dev. Administration Dept. of Hsg. & Cmnty. Dev. (Residential Proj.) Series B, 5.05% 9/1/19 (b)	335,000	335,811
Maryland Dept. of Trans. Consolidated Trans. Rev. 5% 11/1/10	3,000,000	3,297,120
Maryland Econ. Dev. Corp. Lease Rev. (Maryland Aviation Administration Facilities Proj.) 5.5% 6/1/18 (FSA Insured) (b)	1,500,000	1,630,650
Maryland Gen. Oblig. (State & Local Facilities Ln. Prog.):
First Series, 5.75% 8/1/14 (Pre-Refunded to 8/1/10 @ 101) (c)	5,000,000	5,722,098
Municipal Bonds - continued
	Principal Amount	Value
Maryland - continued
Maryland Gen. Oblig. (State & Local Facilities Ln. Prog.): - continued
Second Series:
5% 7/15/11	$ 1,500,000	$ 1,623,585
5.25% 7/15/12	2,000,000	2,176,780
5.25% 7/15/13	1,500,000	1,634,205
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Anne Arundel Med. Ctr. Proj.) Series 1998, 5.125% 7/1/33 (FSA Insured)	2,000,000	2,043,180
(Good Samaritan Hosp. Proj.):
5.7% 7/1/09 (Escrowed to Maturity) (c)	1,000,000	1,097,510
5.75% 7/1/13 (Escrowed to Maturity) (c)	385,000	436,775
(Hebrew Home of Greater Washington Proj.) 5.8% 1/1/32	1,000,000	1,039,300
(Helix Health Proj.) 5% 7/1/17 (Escrowed to Maturity) (c)	1,000,000	1,094,890
(Howard County Gen. Hosp. Proj.) 5.5% 7/1/13 (Escrowed to Maturity) (c)	925,000	1,012,468
(Johns Hopkins Health Sys. Proj.) 5% 5/15/34	1,500,000	1,509,000
(Johns Hopkins Univ. Issue Proj.):
Series A:
5% 7/1/38	2,000,000	2,022,680
5% 7/1/41	3,590,000	3,627,946
5% 7/1/32	1,000,000	1,014,440
5.125% 7/1/20	500,000	530,520
6% 7/1/10	500,000	573,185
6% 7/1/39 (Pre-Refunded to 7/1/09 @ 101) (c)	1,000,000	1,148,160
(LifeBridge Health Proj.) Series 2004 A, 5% 7/1/11	1,000,000	1,072,240
(Loyola College Issue Proj.) 5% 10/1/39	2,000,000	2,006,880
(North Arundel Hosp. Proj.) 6.5% 7/1/31	1,320,000	1,451,657
(Univ. of Maryland Med. Sys. Proj.):
5.25% 7/1/34	1,000,000	1,011,590
6.75% 7/1/30	500,000	562,775
Maryland Indl. Dev. Fing. Auth. Rev.:
(American Ctr. for Physics Proj.):
5.25% 12/15/13	1,100,000	1,209,010
5.25% 12/15/15	320,000	348,192
(Holy Cross Health Sys. Corp. Proj.) 5.7% 12/1/10	1,000,000	1,128,400
Maryland Trans. Auth. Rev. (Trans. Facilities Projs.) 6.8% 7/1/16 (Escrowed to Maturity) (c)	965,000	1,151,525
Montgomery County Econ. Dev. Rev. (Trinity Health Care Group Proj.) 5.125% 12/1/22	2,300,000	2,381,259
Municipal Bonds - continued
	Principal Amount	Value
Maryland - continued
Morgan State Univ. Academic & Auxiliary Facilities Fees Rev. Series A, 5% 7/1/20 (FGIC Insured)	$ 500,000	$ 527,440
Northeast Maryland Waste Disp. Auth. Solid Waste Rev.:
(Montgomery County Resource Recovery Proj.) Series A:
5.9% 7/1/05 (b)	760,000	774,759
6% 7/1/07 (b)	500,000	533,340
5.5% 4/1/12 (AMBAC Insured) (b)	1,500,000	1,648,590
Prince Georges County Ctfs. of Prtn. Series A, 0% 6/30/11 (MBIA Insured)	2,400,000	1,775,592
Prince Georges County Gen. Oblig.:
Series A, 5% 10/1/19	2,000,000	2,138,200
5.5% 5/15/11 (FSA Insured)	2,000,000	2,259,920
Washington D.C. Metropolitan Area Trans. Auth. Gross Rev. 6% 7/1/10 (FGIC Insured)	1,570,000	1,801,528
		86,164,565
Puerto Rico - 12.1%
Puerto Rico Commonwealth Gen. Oblig. Series 2001 A, 5.5% 7/1/17 (XL Cap. Assurance, Inc. Insured)	1,000,000	1,147,090
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Series Y, 5.5% 7/1/36 (FSA Insured)	1,000,000	1,092,270
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2000 A:
5.5% 10/1/32 (Escrowed to Maturity) (c)	850,000	922,718
5.5% 10/1/40 (Escrowed to Maturity) (c)	3,450,000	3,730,175
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.:
Series 2002 KK, 5.5% 7/1/15 (MBIA Insured)	1,000,000	1,152,560
Series HH, 5.25% 7/1/29 (FSA Insured)	2,000,000	2,092,620
Municipal Bonds - continued
	Principal Amount	Value
Puerto Rico - continued
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.: - continued
Series II, 5.375% 7/1/16 (MBIA Insured)	$ 1,500,000	$ 1,676,025
Series QQ, 5.5% 7/1/16 (XL Cap. Assurance, Inc. Insured) (a)	200,000	224,046
		12,037,504
TOTAL INVESTMENT PORTFOLIO - 98.6% (Cost $94,263,878)	98,202,069
NET OTHER ASSETS - 1.4%	1,347,724
NET ASSETS - 100%	$ 99,549,793
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Security collateralized by an amount sufficient to pay interest and principal.
Income Tax Information

At November 30, 2004, the aggregate cost of investment securities for income tax purposes was $94,260,346. Net unrealized appreciation aggregated $3,941,723, of which $4,206,202 related to appreciated investment securities and $264,479 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Union Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Union Street Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	January 24, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	January 24, 2005
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	January 24, 2005